Segments and Foreign Operations - Geographic Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 228,108	$ 281,281	$ 287,972	$ 271,765	$ 270,267	$ 288,075	$ 287,734	$ 259,942	$ 1,069,126	$ 1,106,018	$ 993,758
Property and equipment, net	266,540				277,357				266,540	277,357	259,856
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									832,839	871,017	826,318
Property and equipment, net	177,198				231,838				177,198	231,838	215,966
Africa / Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									88,888	110,012	79,546
Property and equipment, net	29,875				24,900				29,875	24,900	24,749
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									69,970	58,166	43,734
Property and equipment, net	10,582				9,559				10,582	9,559	9,311
Other foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									77,429	66,823	44,160
Property and equipment, net	$ 48,885				$ 11,060				$ 48,885	$ 11,060	$ 9,830